UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21586
                                                    -----------

                    First Trust Enhanced Equity Income Fund
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2014
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2014



First Trust
Enhanced Equity
Income Fund (FFA)

FIRST TRUST

CHARTWELL INVESTMENT PARTNERS
Institutional and Private Asset Management

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014

Shareholder Letter..........................................................   1
At a Glance.................................................................   2
Portfolio Commentary........................................................   3
Portfolio of Investments....................................................   5
Statement of Assets and Liabilities.........................................  12
Statement of Operations.....................................................  13
Statements of Changes in Net Assets.........................................  14
Financial Highlights........................................................  15
Notes to Financial Statements...............................................  16
Additional Information......................................................  22

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Chartwell Investment Partners, Inc. ("Chartwell" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Enhanced Equity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Chartwell are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

           FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA) SEMI-ANNUAL
                        LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2014


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Enhanced Equity Income Fund (the "Fund").

As a shareholder, twice a year you receive a detailed report about your investment, including portfolio commentary from the Fund's management team, a performance analysis and a market and Fund outlook. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

As you are probably aware, the six months covered by this report saw both challenging economic and political issues in the U.S. However, the period was still positive for the markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 7.14% during the six months ended June 30, 2014. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors as they work toward their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
"AT A GLANCE"
AS OF JUNE 30, 2014 (UNAUDITED)


-------------------------------------------------------------------
FUND STATISTICS
-------------------------------------------------------------------
Symbol on New York Stock Exchange                               FFA
Common Share Price                                           $14.46
Common Share Net Asset Value ("NAV")                         $15.90
Premium (Discount) to NAV                                     (9.06)%
Net Assets Applicable to Common Shares                 $317,662,921
Current Quarterly Distribution per Common Share (1)          $0.230
Current Annualized Distribution per Common Share             $0.920
Current Distribution Rate on Closing Common Share Price (2)    6.36%
Current Distribution Rate on NAV (2)                           5.79%
-------------------------------------------------------------------


-------------------------------------------------------------------
          COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
-------------------------------------------------------------------
            Common Share Price          NAV
6/13             $12.61                $13.98
                  12.62                 14.12
                  12.86                 14.39
                  12.89                 14.50
7/13              12.95                 14.47
                  13.00                 14.64
                  13.08                 14.55
                  12.77                 14.31
                  12.74                 14.33
8/13              12.46                 14.10
                  12.58                 14.25
                  12.73                 14.50
                  12.65                 14.45
9/13              12.57                 14.32
                  12.35                 14.31
                  12.55                 14.38
                  12.77                 14.65
10/13             12.86                 14.76
                  13.10                 14.77
                  13.04                 14.88
                  13.16                 15.07
                  13.24                 15.11
11/13             13.22                 15.09
                  13.21                 15.07
                  12.96                 14.84
                  13.13                 14.94
12/13             13.38                 15.17
                  13.19                 15.11
                  13.39                 15.14
                  13.36                 15.08
                  13.03                 14.68
1/14              12.90                 14.60
                  12.96                 14.74
                  13.19                 15.02
                  13.17                 14.96
2/14              13.26                 15.13
                  13.31                 15.31
                  13.25                 15.05
                  13.19                 15.07
3/14              13.24                 15.14
                  13.45                 15.23
                  13.25                 14.85
                  13.65                 15.17
4/14              13.74                 15.19
                  13.86                 15.32
                  13.88                 15.34
                  13.95                 15.39
                  14.08                 15.55
5/14              14.29                 15.72
                  14.47                 15.90
                  14.48                 15.85
                  14.58                 15.87
                  14.52                 15.89
6/14              14.46                 15.90
-------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                   Average Annual Total Return
                                                                             ----------------------------------------
                                         6 Months Ended     1 Year Ended     5 Years Ended      Inception (8/26/2004)
                                           6/30/2014         6/30/2014         6/30/2014            to 6/30/2014
FUND PERFORMANCE (3)
NAV                                          7.86%             21.72%           16.60%                  7.07%
Market Value                                12.16%             22.65%           18.83%                  5.54%

INDEX PERFORMANCE
S&P 500(R) Index                             7.14%             24.61%           18.83%                  8.23%
BXM Index                                    5.66%             14.12%           10.49%                  5.34%
---------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
                                          % OF TOTAL
TOP 10 HOLDINGS                          INVESTMENTS
-----------------------------------------------------
Apple, Inc.                                     4.5%
JPMorgan Chase & Co.                            3.7
General Electric Co.                            3.0
Pfizer, Inc.                                    2.6
Philip Morris International, Inc.               2.4
Schlumberger, Ltd.                              2.1
Oracle Corp.                                    2.0
Occidental Petroleum Corp.                      2.0
Johnson & Johnson                               2.0
Cisco Systems, Inc.                             2.0
-----------------------------------------------------
                                      Total    26.3%
                                               =====

-----------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                    INVESTMENTS
-----------------------------------------------------
Information Technology                         19.8%
Financials                                     17.4
Energy                                         13.5
Consumer Discretionary                         12.8
Health Care                                    10.9
Consumer Staples                                9.8
Industrials                                     8.1
Materials                                       3.6
Utilities                                       2.6
Telecommunication Services                      1.5
-----------------------------------------------------
                                      Total   100.0%
                                              ======


(1) Most recent distribution paid or declared through 6/30/2014. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 6/30/2014. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014


                                  SUB-ADVISOR

The predecessor to Chartwell Investment Partners, Inc. ("Chartwell" or the "Sub-Advisor") was Chartwell Investment Partners, L.P., an employee-owned investment advisory firm founded on April 1, 1997 by nine investment professionals from Delaware Investment Advisers. On March 5, 2014, Chartwell Investment Partners, L.P. completed a transaction whereby substantially all of its assets were sold to Chartwell Investment Partners, Inc., a wholly owned subsidiary of TriState Capital Holdings, Inc. The new firm has the same focus as the old firm, as a research-based equity and fixed-income manager with a disciplined, team-oriented investment process.

                           PORTFOLIO MANAGEMENT TEAM

                            DOUGLAS W. KUGLER, CFA
                      PRINCIPAL, SENIOR PORTFOLIO MANAGER


                            PETER M. SCHOFIELD, CFA
                      PRINCIPAL, SENIOR PORTFOLIO MANAGER


                                   COMMENTARY

FIRST TRUST ENHANCED EQUITY INCOME FUND

The investment objective of First Trust Enhanced Equity Income Fund (the "Fund") is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers. These securities are traded on U.S. securities exchanges. In addition, on an ongoing and consistent basis, the Fund will write (sell) covered call options on a portion of the Fund's managed assets. There can be no assurance that the Fund's investment objective will be achieved.

MARKET RECAP

The S&P 500(R) Index returned 7.14% (inclusive of dividends) during the six-month period ended June 30, 2014. The market started this six-month period at a record high. However, as the winter weather continued to worsen, economic data came in weaker than expected and the market fell almost 6% from its mid-January highs to its period lows in early February. From those lows in early February, the S&P 500(R) Index rose over 12.5% by the end of June. A combination of better than expected corporate earnings and economic data, along with a positively received speech by Janet Yellen, the new Chair of the Federal Reserve, carried the markets higher despite the Russian/Crimean/Ukrainian turmoil and lingering questions about the health of the Chinese economy and other emerging markets. An interesting feature of the market during this time period was what some called an "internal rotation" away from high valuation/momentum stocks (such as biotechnology and social media stocks) toward more stable, lower valuation stocks. Generally a change in market leadership can signal the start of a market decline, but in this case, the market continued its march higher, with the S&P 500(R) Index closing at 1,960.23 on June 30, 2014 - just below its record high set earlier in June. Overall, it was a very interesting six-month period. Most market pundits were expecting interest rates to rise as they had done in the back half of 2013. However, the benchmark 10-year U.S. Treasury yield declined from 2.97% to 2.47% at the end of May before bouncing back and closing at 2.53%. In the stock market, there was quite an interesting mix of cyclical and non-cyclical groups among both the leaders and the laggards. The groups that led the market were Utilities, Energy, HealthCare and Semiconductors (all up over 10%). Market lagging groups were Retailing, Household and Personal Products, Consumer Durables & Apparel and Capital Goods.

PERFORMANCE ANALYSIS

The net asset value ("NAV") total return(1) of the Fund was 7.86% for the six-month period ended June 30, 2014 and the market value total return(1) of the Fund was 12.16%. Both of these returns are inclusive of dividends paid during the period. The S&P 500(R) Index returned 7.14% on a total return basis over the same period, also inclusive of dividends. In addition, while the premiums received from writing options were lower than normal due to the low volatility during the period, the Fund did benefit slightly during the period from the options overwriting program. We continue to believe the strategy of combining high dividend-paying stocks and an option overwrite program is an excellent long-term strategy. Within the portfolio, the allocation of assets among the sectors hurt relative returns slightly. An overweight in the Technology Hardware & Equipment group was helpful but not able to overcome the negative contributions from an overweight in MLPs and Consumer Durables & Apparel. Stock selection was generally a positive contributor to returns as measured against the S&P 500(R) Index - particularly in the Energy group. Several of the Fund's holdings performed extremely well during the period. Helmerich & Payne (+32.77%) and Schlumberger Ltd. (+31.98%) both saw increased demand for their products which are used in oil exploration and production, Covidien PLC (+28.55%) agreed

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

to be taken over by Medtronic (stock was subsequently sold from the portfolio) and Mid-America Apartment Communities (a real estate investment trust) (+23.02%) benefited from the decrease in market interest rates as well as the stronger jobs market which should increase demand for their apartments. In total, 18 stocks owned by the Fund were up over 15% in the period. Of course, not all stocks performed so strongly. State Street Corp. (-7.59%), General Electric Co. (-4.65%) and L Brands, Inc. (-2.22%) all suffered from some combination of weaker earnings or weaker than expected earnings and, therefore, saw their valuations decline.

MARKET OUTLOOK

The S&P 500(R) Index closed near a record high at the end of June. It is up well over 175% from its closing low of 676.53 on March 9, 2009. Four of the five full calendar years from 2009 to 2013 saw double-digit increases, with 2013 up 32.39%, the largest increase since 1997. The current year has seen a continuation of this uptrend with the S&P 500(R) Index setting new all-time highs in early July with only a slight pullback subsequently from that level. The question is: where to now? The market has seen extremely low measures of volatility recently and some believe that market participants are displaying a high level of complacency. Steady improvement in the employment situation, low and stable inflation, a Federal Reserve that has (for the most part) been very predictable in its actions, and a geo-political situation that, while being somewhat tumultuous, has lacked any significantly threatening situations may have all contributed to this belief. Over the last few years, the market has climbed the proverbial "wall of worry" as various controversies and risks were resolved. Currently however, at least when compared to recent history, the number of "worries" that the market has to overcome has been reduced. However, there still are a few. The debate over the impact of weather on the first quarter GDP decline of -2.1% is one uncertainty facing the market and investors. There continues to be questions about the sustainability of corporate profit margins and earnings. The economy in China and some emerging markets have been slowing and Europe is struggling to grow its economy at a reliable level. In our opinion, the major uncertainty facing the market toward the end of the year is the end of the Federal Reserve's open-market purchases of U.S. Treasuries and mortgage securities (now scheduled to end in October) and at what point will the Fed begin to raise the fed funds rate. As we have said in the past, these uncertainties can also provide positive impetus to stock prices if they are resolved in a market-friendly manner.

Our basic position is that, despite these uncertainties, the economy should continue to grow at a reasonable, but not strong rate (and that the first quarter 2014 GDP numbers were strongly influenced by the horrific winter weather), and corporate profits should continue to grow (but at a subdued pace) when compared to recent years. Companies have been cutting operating and administrative costs aggressively and a good number of them have taken advantage of low interest rates by refinancing higher cost debt with lower rates. These and other actions have dramatically increased corporate free cash flow, which has provided companies the wherewithal to increase share repurchases and dividends. This could provide a solid backdrop for the market going forward. However, with valuation of the stock market no longer at the lower end of historical norms, and with earnings growth flattening out, moves higher in the S&P 500(R) Index will likely be more muted going forward, with the increased likelihood of periods of price declines. No matter the outcome of these issues, we will manage the Fund with the objective of generating a high level of current income while seeking capital appreciation over the market cycle.

-----------------------
1 Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


  SHARES                         DESCRIPTION                          VALUE
-----------  ---------------------------------------------------  -------------
COMMON STOCKS - 95.9%

             AEROSPACE & DEFENSE - 1.5%
     50,000  Honeywell International, Inc.......................  $   4,647,500
                                                                  -------------
             AIR FREIGHT & LOGISTICS - 1.3%
     28,000  FedEx Corp.........................................      4,238,640
                                                                  -------------
             AUTOMOBILES - 1.0%
     90,000  General Motors Co..................................      3,267,000
                                                                  -------------
             BANKS - 9.0%
    120,000  BB&T Corp..........................................      4,731,600
    205,400  JPMorgan Chase & Co................................     11,835,148
     55,000  PNC Financial Services Group, Inc..................      4,897,750
     54,000  U.S. Bancorp.......................................      2,339,280
     89,000  Wells Fargo & Co...................................      4,677,840
                                                                  -------------
                                                                     28,481,618
                                                                  -------------
             BEVERAGES - 3.5%
     35,000  Anheuser-Busch InBev N.V., ADR.....................      4,022,900
     95,000  Coca-Cola (The) Co.................................      4,024,200
     35,000  PepsiCo, Inc.......................................      3,126,900
                                                                  -------------
                                                                     11,174,000
                                                                  -------------
             BIOTECHNOLOGY - 1.6%
     60,000  Gilead Sciences, Inc. (a)..........................      4,974,600
                                                                  -------------
             CAPITAL MARKETS - 3.6%
      9,000  BlackRock, Inc.....................................      2,876,400
    100,000  Invesco, Ltd.......................................      3,775,000
     71,000  State Street Corp..................................      4,775,460
                                                                  -------------
                                                                     11,426,860
                                                                  -------------
             CHEMICALS - 2.4%
     70,000  E.I. du Pont de Nemours & Co.......................      4,580,800
     30,000  LyondellBasell Industries N.V., Class A............      2,929,500
                                                                  -------------
                                                                      7,510,300
                                                                  -------------
             COMMUNICATIONS EQUIPMENT - 3.7%
    250,000  Cisco Systems, Inc.................................      6,212,500
     70,000  QUALCOMM, Inc......................................      5,544,000
                                                                  -------------
                                                                     11,756,500
                                                                  -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
    100,000  Verizon Communications, Inc........................      4,893,000
                                                                  -------------
             ELECTRIC UTILITIES - 1.2%
    110,000  PPL Corp...........................................      3,908,300
                                                                  -------------
             ELECTRICAL EQUIPMENT - 1.1%
     28,000  Rockwell Automation, Inc...........................      3,504,480
                                                                  -------------
             ENERGY EQUIPMENT & SERVICES - 3.6%
     60,000  National Oilwell Varco, Inc........................      4,941,000
     55,000  Schlumberger, Ltd..................................      6,487,250
                                                                  -------------
                                                                     11,428,250
                                                                  -------------

                       See Notes to Financial Statements                  Page 5

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


  SHARES                         DESCRIPTION                          VALUE
-----------  ---------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             FOOD PRODUCTS - 2.8%
    100,000  Kraft Foods Group, Inc.............................  $   5,995,000
     75,000  Mondelez International, Inc., Class A..............      2,820,750
                                                                  -------------
                                                                      8,815,750
                                                                  -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
     40,000  Medtronic, Inc.....................................      2,550,400
                                                                  -------------
             HEALTH CARE PROVIDERS & SERVICES - 1.5%
     70,000  Cardinal Health, Inc...............................      4,799,200
                                                                  -------------
             HOTELS, RESTAURANTS & LEISURE - 2.6%
     55,000  Carnival Corp......................................      2,070,750
     75,000  Starwood Hotels & Resorts Worldwide, Inc...........      6,061,500
                                                                  -------------
                                                                      8,132,250
                                                                  -------------
             HOUSEHOLD DURABLES - 1.0%
     90,000  Toll Brothers, Inc. (a)............................      3,321,000
                                                                  -------------
             INDUSTRIAL CONGLOMERATES - 3.0%
    360,000  General Electric Co................................      9,460,800
                                                                  -------------
             INSURANCE - 2.7%
     50,900  Arthur J. Gallagher & Co...........................      2,371,940
     65,000  MetLife, Inc.......................................      3,611,400
     31,000  Prudential Financial, Inc..........................      2,751,870
                                                                  -------------
                                                                      8,735,210
                                                                  -------------
             IT SERVICES - 1.3%
     52,000  Automatic Data Processing, Inc.....................      4,122,560
                                                                  -------------
             LIFE SCIENCES TOOLS & SERVICES - 1.3%
     70,000  Agilent Technologies, Inc..........................      4,020,800
                                                                  -------------
             MEDIA - 3.6%
     50,000  CBS Corp., Class B.................................      3,107,000
     55,000  Comcast Corp., Class A.............................      2,952,400
     32,000  Lamar Advertising Co., Class A.....................      1,696,000
     42,000  Walt Disney (The) Co...............................      3,601,080
                                                                  -------------
                                                                     11,356,480
                                                                  -------------
             METALS & MINING - 1.3%
    110,000  Freeport-McMoRan Copper & Gold, Inc................      4,015,000
                                                                  -------------
             MULTILINE RETAIL - 1.5%
     55,000  Kohl's Corp........................................      2,897,400
     35,000  Target Corp........................................      2,028,250
                                                                  -------------
                                                                      4,925,650
                                                                  -------------


Page 6                 See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


  SHARES/
   UNITS                         DESCRIPTION                          VALUE
-----------  ---------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS - 7.2%
     35,000  Chevron Corp.......................................  $   4,569,250
     45,000  ConocoPhillips.....................................      3,857,850
     90,000  Kinder Morgan, Inc.................................      3,263,400
    120,000  Marathon Oil Corp..................................      4,790,400
     62,000  Occidental Petroleum Corp..........................      6,363,060
                                                                  -------------
                                                                     22,843,960
                                                                  -------------
             PHARMACEUTICALS - 7.0%
     40,000  Bristol-Myers Squibb Co............................      1,940,400
     60,000  Johnson & Johnson..................................      6,277,200
    100,000  Merck & Co., Inc...................................      5,785,000
    276,886  Pfizer, Inc........................................      8,217,976
                                                                  -------------
                                                                     22,220,576
                                                                  -------------
             REAL ESTATE INVESTMENT TRUSTS - 0.9%
     40,000  Mid-America Apartment Communities, Inc.............      2,922,000
                                                                  -------------
             ROAD & RAIL - 1.2%
    120,000  CSX Corp...........................................      3,697,200
                                                                  -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
     40,000  Analog Devices, Inc................................      2,162,800
     82,500  Intel Corp.........................................      2,549,250
     70,000  Microchip Technology, Inc..........................      3,416,700
                                                                  -------------
                                                                      8,128,750
                                                                  -------------
             SOFTWARE - 4.7%
     65,000  Check Point Software Technologies, Ltd. (a)........      4,356,950
    102,500  Microsoft Corp.....................................      4,274,250
    160,000  Oracle Corp........................................      6,484,800
                                                                  -------------
                                                                     15,116,000
                                                                  -------------
             SPECIALTY RETAIL - 1.6%
     85,000  L Brands, Inc......................................      4,986,100
                                                                  -------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.2%
    154,000  Apple, Inc.........................................     14,311,220
    200,000  EMC Corp...........................................      5,268,000
                                                                  -------------
                                                                     19,579,220
                                                                  -------------
             TEXTILES, APPAREL & LUXURY GOODS - 1.4%
     70,000  VF Corp............................................      4,410,000
                                                                  -------------
             TOBACCO - 3.4%
     80,000  Altria Group, Inc..................................      3,355,200
     90,000  Philip Morris International, Inc...................      7,587,900
                                                                  -------------
                                                                     10,943,100
                                                                  -------------


                       See Notes to Financial Statements                  Page 7

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


  SHARES/
   UNITS                         DESCRIPTION                          VALUE
-----------  ---------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             WATER UTILITIES - 1.4%
     90,000  American Water Works Co., Inc......................  $   4,450,500
                                                                  -------------
             TOTAL COMMON STOCKS................................    304,763,554
             (Cost $241,646,036)                                  -------------

MASTER LIMITED PARTNERSHIPS - 2.6%

             OIL, GAS & CONSUMABLE FUELS - 2.6%
     55,000  Energy Transfer Partners, L.P......................      3,188,350
     65,000  Enterprise Products Partners, L.P..................      5,088,850
                                                                  -------------
             TOTAL MASTER LIMITED PARTNERSHIPS..................      8,277,200
             (Cost $3,721,131)                                    -------------

COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 1.1%

             CAPITAL MARKETS - 1.1%
    187,000  Ares Capital Corp..................................      3,339,820
                                                                  -------------
             TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT
                COMPANIES.......................................      3,339,820
             (Cost $3,148,066)                                    -------------

             TOTAL INVESTMENTS - 99.6%..........................    316,380,574
             (Cost $248,515,233) (b)                              -------------


 NUMBER OF
 CONTRACTS                       DESCRIPTION                          VALUE
-----------  ---------------------------------------------------  -------------
CALL OPTIONS WRITTEN - (0.2%)

             Apple, Inc. Call
        375  @ $93.50 due July 2014.............................        (52,500)
                                                                  -------------
             Altria Group, Inc. Calls...........................
        200  @  42.00 due July 2014.............................        (10,200)
        300  @  44.00 due July 2014.............................         (2,100)
                                                                  -------------
                                                                        (12,300)
                                                                  -------------
             BlackRock, Inc. Call
         30  @  330.00 due July 2014............................         (5,400)
                                                                  -------------
             CBS Corp., Class B Call
        200  @  65.00 due July 2014.............................         (7,400)
                                                                  -------------
             Carnival Corp. Call
        350  @  41.00 due January 2014..........................        (12,250)
                                                                  -------------
             Check Point Software Technologies, Ltd. Call
        250  @  70.00 due July 2014.............................         (7,500)
                                                                  -------------
             Chevron Corp. Call
        150  @  135.00 due July 2014............................         (4,500)
                                                                  -------------
             ConocoPhillips Call
        200  @  82.50 due July 2014.............................        (70,200)
                                                                  -------------


Page 8                 See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


 NUMBER OF
 CONTRACTS                       DESCRIPTION                          VALUE
-----------  ---------------------------------------------------  -------------
CALL OPTIONS WRITTEN (CONTINUED)

             CSX Corp. Call
        500  @ $32.50 due August 2014...........................  $     (10,500)
                                                                  -------------
             General Electric Co. Call
      1,000  @  28.00 due July 2014.............................         (4,000)
                                                                  -------------
             Gilead Sciences, Inc. Call
        250  @  82.50 due July 2014.............................        (44,250)
                                                                  -------------
             Honeywell International, Inc. Call
        200  @  97.50 due July 2014.............................         (2,800)
                                                                  -------------
             Intel Corp. Call
        250  @  31.00 due July 2014.............................        (12,500)
                                                                  -------------
             Invesco, Ltd. Call
        300  @  39.00 due July 2014.............................         (5,250)
                                                                  -------------
             Medtronic, Inc. Call
        200  @  65.00 due July 2014.............................         (7,600)
                                                                  -------------
             Merck & Co., Inc. Call
        400  @  60.00 due July 2014.............................         (4,000)
                                                                  -------------
             MetLife, Inc. Call
        300  @  57.50 due July 2014.............................         (6,000)
                                                                  -------------
             Microchip Technology, Inc. Call
        400  @  50.00 due July 2014.............................         (8,000)
                                                                  -------------
             Microsoft Corp. Call
        350  @  43.00 due July 2014.............................         (4,550)
                                                                  -------------
             National Oilwell Varco, Inc. Call
        250  @  82.50 due July 2014.............................        (27,500)
                                                                  -------------
             Occidental Petroleum Corp. Call
        150  @  105.00 due July 2014............................        (10,500)
                                                                  -------------
             Prudential Financial, Inc. Call
        200  @  92.50 due July 2014.............................         (5,800)
                                                                  -------------
             Rockwell Automation, Inc. Call
        100  @  130.00 due July 2014............................         (3,600)
                                                                  -------------
             S&P 500 Index Calls (c)
        300  @  1,980.00 due July 2014..........................       (129,000)
        300  @  1,990.00 due July 2014..........................        (78,000)
                                                                  -------------
                                                                       (207,000)
                                                                  -------------
             Schlumberger, Ltd. Calls
        150  @ 110.00 due July 2014.............................       (124,500)
        150  @ 115.00 due July 2014.............................        (62,700)
                                                                  -------------
                                                                       (187,200)
                                                                  -------------
             U.S. Bancorp Call
        200  @  44.00 due July 2014.............................         (6,000)
                                                                  -------------


                       See Notes to Financial Statements                  Page 9

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


 NUMBER OF
 CONTRACTS                       DESCRIPTION                          VALUE
-----------  ---------------------------------------------------  -------------
CALL OPTIONS WRITTEN (CONTINUED)

             VF Corp. Call
        200  @ $65.00 due July 2014.............................  $      (8,000)
                                                                  -------------
             Walt Disney (The) Co. Call
        150  @  85.00 due July 2014.............................        (22,500)
                                                                  -------------
             TOTAL CALL OPTIONS WRITTEN.........................       (757,250)
             (Premiums received $789,790)                         -------------

             NET OTHER ASSETS AND LIABILITIES - 0.6%............      2,039,597
                                                                  -------------
             NET ASSETS - 100.0%................................  $ 317,662,921
                                                                  =============
-----------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $69,481,820 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,616,479.

(c) Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund's portfolio.

ADR   American Depositary Receipt


Page 10                See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2          LEVEL 3
                                                        TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                           6/30/2014          PRICES           INPUTS           INPUTS
---------------------------------------------------  ------------     ------------     ------------     ------------
Common Stocks*.....................................  $304,763,554     $304,763,554     $         --     $         --
Master Limited Partnerships*.......................     8,277,200        8,277,200               --               --
Common Stocks - Business Development
   Companies* .....................................     3,339,820        3,339,820               --               --
                                                     ============     ============     ============     ============
TOTAL INVESTMENTS..................................  $316,380,574     $316,380,574     $         --     $         --
                                                     ============     ============     ============     ============

                                                 LIABILITIES TABLE
                                                                                         LEVEL 2          LEVEL 3
                                                        TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                      6/30/2014          PRICES           INPUTS           INPUTS
                                                     ------------     ------------     ------------     ------------
Call Options Written...............................  $   (757,250)    $   (757,250)    $         --     $         --
                                                     ============     ============     ============     ============


*See the Portfolio of Investments for industry breakdown.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                       See Notes to Financial Statements                 Page 11

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2014 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $248,515,233).........................................................................      $316,380,574
Cash...........................................................................................         1,288,578
Receivables:
   Investment securities sold..................................................................           538,863
   Dividends...................................................................................           532,970
   Dividend reclaims...........................................................................             3,641
   Interest....................................................................................                20
Prepaid expenses...............................................................................            16,120
                                                                                                     ------------
      Total Assets.............................................................................       318,760,766
                                                                                                     ------------
LIABILITIES:
Options written, at value (Premiums received $789,790).........................................           757,250
Payables:
   Investment advisory fees....................................................................           260,569
   Audit and tax fees..........................................................................            26,096
   Administrative fees.........................................................................            22,814
   Legal fees..................................................................................            11,857
   Custodian fees..............................................................................             5,724
   Printing fees...............................................................................             4,622
   Transfer agent fees.........................................................................             5,111
   Financial reporting fees....................................................................               771
   Trustees' fees and expenses.................................................................               451
Other liabilities..............................................................................             3,548
                                                                                                     ------------
      Total Liabilities........................................................................         1,097,845
                                                                                                     ------------
NET ASSETS.....................................................................................      $317,662,921
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $291,352,132
Par value......................................................................................           199,732
Accumulated net investment income (loss).......................................................        (6,362,824)
Accumulated net realized gain (loss) on investments and written options........................       (35,424,000)
Net unrealized appreciation (depreciation) on investments and written options..................        67,897,881
                                                                                                     ------------
NET ASSETS.....................................................................................      $317,662,921
                                                                                                     ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...........................      $      15.90
                                                                                                     ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....        19,973,164
                                                                                                     ============


Page 12                See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $10,742)..........................................      $  3,976,988
Interest.......................................................................................                82
                                                                                                     ------------
   Total investment income.....................................................................         3,977,070
                                                                                                     ------------
EXPENSES:
Investment advisory fees.......................................................................         1,510,371
Administrative fees............................................................................           131,229
Printing fees..................................................................................            42,378
Audit and tax fees.............................................................................            21,422
Transfer agent fees............................................................................            18,288
Custodian fees.................................................................................            13,051
Trustees' fees and expenses....................................................................            11,128
Legal fees.....................................................................................             9,781
Financial reporting fees.......................................................................             4,625
Other..........................................................................................            16,562
                                                                                                     ------------
   Total expenses..............................................................................         1,778,835
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         2,198,235
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.................................................................................        18,573,120
   Written options.............................................................................           (32,455)
                                                                                                     ------------
Net realized gain (loss).......................................................................        18,540,665
                                                                                                     ------------
Net change in unrealized appreciation (depreciation) on:
   Investments.................................................................................         1,236,251
   Written options.............................................................................           578,623
                                                                                                     ------------
Net change in unrealized appreciation (depreciation)...........................................         1,814,874
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................        20,355,539
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $ 22,553,774
                                                                                                     ============


                       See Notes to Financial Statements                 Page 13

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         SIX MONTHS
                                                                                           ENDED             YEAR
                                                                                         6/30/2014          ENDED
                                                                                        (UNAUDITED)       12/31/2013
                                                                                        ------------     ------------
OPERATIONS:
Net investment income (loss).......................................................     $  2,198,235     $  4,162,067
Net realized gain (loss)...........................................................       18,540,665       14,249,239
Net change in unrealized appreciation (depreciation)...............................        1,814,874       38,851,975
                                                                                        ------------     ------------
Net increase (decrease) in net assets resulting from operations....................       22,553,774       57,263,281
                                                                                        ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................       (9,187,655)     (17,975,848)
                                                                                        ------------     ------------
Total distributions to shareholders................................................       (9,187,655)     (17,975,848)
                                                                                        ------------     ------------
Total increase (decrease) in net assets............................................       13,366,119       39,287,433

NET ASSETS:
Beginning of period................................................................      304,296,802      265,009,369
                                                                                        ------------     ------------
End of period......................................................................     $317,662,921     $304,296,802
                                                                                        ============     ============
Accumulated net investment income (loss) at end of period..........................     $ (6,362,824)    $    626,596
                                                                                        ============     ============
COMMON SHARES:
Common Shares at end of period.....................................................       19,973,164       19,973,164
                                                                                        ============     ============


Page 14                See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS
                                              ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/2014         ENDED         ENDED         ENDED         ENDED         ENDED
                                         (UNAUDITED) (a)    12/31/2013    12/31/2012    12/31/2011    12/31/2010    12/31/2009
                                         ---------------    ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period...     $   15.24        $  13.27      $  12.51      $  13.20      $  12.32      $  11.15
                                            ---------        --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........          0.11            0.21          0.26          0.22          0.24          0.20
Net realized and unrealized gain (loss)          1.01            2.66          1.40         (0.01)         1.52          1.93
                                            ---------        --------      --------      --------      --------      --------
Total from investment operations.......          1.12            2.87          1.66          0.21          1.76          2.13
                                            ---------        --------      --------      --------      --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..................         (0.46)          (0.90)        (0.72)        (0.68)        (0.59)        (0.19)
Return of capital......................            --              --         (0.18)        (0.22)        (0.29)        (0.77)
                                            ---------        --------      --------      --------      --------      --------
Total distributions to Common
   Shareholders........................         (0.46)          (0.90)        (0.90)        (0.90)        (0.88)        (0.96)
                                            ---------        --------      --------      --------      --------      --------
Net asset value, end of period.........     $   15.90        $  15.24      $  13.27      $  12.51      $  13.20      $  12.32
                                            =========        ========      ========      ========      ========      ========
Market value, end of period............     $   14.46        $  13.32      $  11.84      $  10.83      $  12.63      $  11.70
                                            =========        ========      ========      ========      ========      ========
Total return based on net asset
   value (b)...........................          7.86%          23.11%        14.18% (c)     2.42%        15.50%        22.24%
                                            =========        ========      ========      ========      ========      ========
Total return based on market
   value (b)...........................         12.16%          20.60%       17.68%         (7.33)%       16.37%        46.26%
                                            =========        ========      ========      ========      ========      ========
-----------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...     $ 317,663        $304,297      $265,009      $249,766      $263,614      $246,048
Ratio of total expenses to average net
  assets...............................          1.18% (d)       1.19%         1.21%         1.22%         1.25%         1.34%
Ratio of net investment income (loss) to
  average net assets...................          1.46% (d)       1.45%         1.90%         1.65%         1.90%         1.80%
Portfolio turnover rate................            21%             40%           66%           52%           41%           74%

-----------------------

(a) On February 20, 2014, the Fund's Board of Trustees approved an interim and a new sub-advisory agreement with Chartwell Investment Partners, Inc. ("Chartwell"), which became the Fund's Sub-Advisor on March 5, 2014, under an interim sub-advisory agreement. On July 2, 2014, the Fund's shareholders voted to approve the new sub-advisory agreement.

(b) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(c) The Fund received reimbursements from Chartwell Investment Partners, L.P. (the predecessor to Chartwell) in the amount of $77,318. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.




                       See Notes to Financial Statements                 Page 15

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Enhanced Equity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of non-U.S. issuers, in each case that are traded on U.S. securities exchanges, and on an ongoing and consistent basis writes (sells) covered call options on a portion of the Fund's managed assets. Managed assets means the total asset value of the Fund minus the sum of the Fund's liabilities, including the value of call options written (sold). There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

     Common stocks, master limited partnerships ("MLPs"), exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

     Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

     Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

     Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2014 (UNAUDITED)


for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2014, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, Inc. ("Chartwell" or the "Sub-Advisor"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Fund's Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2014 (UNAUDITED)


option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as "Net realized gain (loss) on written options" on the Statement of Operations.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including amortization of premiums and accretion of discounts.

The Fund may hold securities of publicly-traded real estate investment trusts ("REITs"). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

For the six months ended June 30, 2014, distributions of $273,534 received from MLPs have been reclassified as return of capital. The cost basis of the applicable MLPs has been reduced accordingly.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future. The character of distributions for tax reporting purposes will depend on the Fund's investment experience during the remainder of its fiscal year. Based on information for the period through June 30, 2014, it is likely that the Fund's distributions will include a return of capital component for the fiscal year ending on December 31, 2014.

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from:
Ordinary income...................................    $   17,975,848
Long-term capital gain............................                --
Return of capital.................................                --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2014 (UNAUDITED)


As of December 31, 2013, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.....................    $           --
Undistributed capital gains.......................                --
                                                      --------------
Total undistributed earnings......................                --
Accumulated capital and other losses..............       (48,158,078)
Net unrealized appreciation (depreciation)........        66,810,472
                                                      --------------
Total accumulated earnings (losses)...............        18,652,394
Other.............................................        (5,907,456)
Paid-in capital...................................       291,551,864
                                                      --------------
Net assets........................................    $  304,296,802
                                                      ==============

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2013, the Fund had capital loss carryforwards for federal income tax purposes of $46,735,790 expiring December 31, 2017.

During the taxable year ended December 31, 2013, the Fund utilized pre-enactment capital loss carryforwards in the amount of $14,474,263.

The Fund is subject to certain limitations under the U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2010, 2011, 2012 and 2013 remain open to federal and state audit. As of June 30, 2014, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following year for federal income tax purposes. For the fiscal year ended December 31, 2013, the Fund intends to elect to defer net capital losses of $1,422,288.

F. EXPENSES:

The Fund will pay all expenses directly related to its operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust Advisors L.P. ("First Trust"), the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

On February 20, 2014, the Fund's Board of Trustees approved an interim and a new sub-advisory agreement with Chartwell, which became the Fund's Sub-Advisor on March 5, 2014, under an interim sub-advisory agreement. On July 2, 2014, the Fund's shareholders voted to approve the new sub-advisory agreement. The predecessor to Chartwell was Chartwell Investment Partners, L.P., an employee-owned investment advisory firm founded on April 1, 1997, by nine investment professionals from Delaware Investment Advisors. On March 5, 2014, Chartwell Investment Partners, L.P. completed a transaction whereby substantially all of its assets were sold to Chartwell, a wholly owned subsidiary of TriState Capital Holdings, Inc.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2014 (UNAUDITED)


Chartwell manages the Fund's portfolio subject to First Trust's supervision. Chartwell receives a monthly portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any Sub-Advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Fund for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended June 30, 2014, were $64,707,722 and $72,369,258, respectively.

                          5. DERIVATIVES TRANSACTIONS

Written option activity for the Fund was as follows:


                                                       NUMBER
                                                         OF
WRITTEN OPTIONS                                       CONTRACTS     PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at December 31, 2013..........        6,820    $    804,967
Options Written...................................       67,400       7,432,025
Options Expired...................................      (31,796)     (2,140,797)
Options Exercised.................................       (4,434)       (317,865)
Options Closed....................................      (30,225)     (4,988,540)
Options Split.....................................          540              --
                                                      ---------    ------------
Options outstanding at June 30, 2014..............        8,305    $    789,790
                                                      =========    ============

The following table presents the types of derivatives held by the Fund at June 30, 2014, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                               ASSET DERIVATIVES                     LIABILITY DERIVATIVES
                                     -------------------------------------   -------------------------------------
DERIVATIVE                           STATEMENT OF ASSETS AND                 STATEMENT OF ASSETS AND
INSTRUMENT         RISK EXPOSURE     LIABILITIES LOCATION       FAIR VALUE   LIABILITIES LOCATION       FAIR VALUE
---------------    -------------     -------------------------  ----------   -------------------------  ----------
Written Options    Equity Risk                --                    --       Options written, at value  $  757,250

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2014 (UNAUDITED)


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2014, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.


STATEMENT OF OPERATIONS LOCATION
---------------------------------------------------------------------
EQUITY RISK EXPOSURE
Net realized gain (loss) on written options                 $ (32,455)
Net change in unrealized appreciation (depreciation)
  on written options                                          578,623



                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

On July 2, 2014, the Fund's shareholders voted to approve a new sub-advisory agreement with Chartwell Investment Partners, Inc.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2014 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2014 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Dividend and Income Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund and First Trust Intermediate Duration Preferred & Income Fund was held on April 23, 2014 (the "Annual Meeting"). At the Annual Meeting, Robert F. Keith was elected by the Common Shareholders of the First Trust Enhanced Equity Income Fund as a Class I Trustee for a three-year term expiring at the Fund's annual meeting of shareholders in 2017. The number of votes cast in favor of Mr. Keith was 17,673,197, the number of votes withheld was 672,956 and the number of broker non-votes was 1,627,011. James A. Bowen, Richard E. Erickson, Thomas R. Kadlec and Niel B. Nielson are the other current and continuing Trustees.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

EQUITY SECURITIES RISK: The Fund invests in equity securities. An adverse event affecting an issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur.

OPTION RISK: The Fund may write (sell) covered call options on all or a portion of the equity securities held in the Fund's portfolio as determined to be appropriate by the Fund's Sub-Advisor, consistent with the Fund's investment objective. The ability to successfully implement the Fund's investment strategy depends on the Sub-Advisor's ability to predict pertinent market movements, which can not be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold an equity security that it might otherwise sell. There can be no assurance that a liquid market for the options will exist when the Fund seeks to close out an option position. Additionally, to the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to additional risks.

INDUSTRY RISK: The Fund may not invest 25% or more of its total assets in securities of issuers in any single industry. If the Fund is focused in an industry, it may present more risks than if it were broadly diversified over numerous industries of the economy. Individual industries may be subject to unique risks which may include, among others, governmental regulation, inflation, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, and rising interest rates.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2014 (UNAUDITED)


INCOME RISK: Net investment income paid by the Fund to its Common Shareholders is derived from the premiums it receives from writing (selling) call options and from the dividends and interest it receives from the equity securities and other investments held in the Fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in the Fund's portfolio can vary widely over time. Dividends on equity securities are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels. The Fund cannot assure as to what percentage of the distributions paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. A related risk is that there may be difficulty in obtaining or enforcing a court judgment abroad.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INTERIM AND NEW SUB-ADVISORY
AGREEMENTS

The Fund, including a majority of the Independent Trustees, approved the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement (collectively, the "Agreements") among the Fund, the Advisor and Chartwell Investment Partners, Inc. ("New Chartwell") at a meeting held on February 20, 2014. The Board determined that the terms of the Agreements are fair and reasonable and in the best interests of the Fund. Based on information provided by Chartwell Investment Partners, L.P. ("Old Chartwell" and collectively with New Chartwell, "Chartwell"), the predecessor entity to New Chartwell and current Sub-Advisor to the Fund, the Board, including a majority of the Independent Trustees, determined that the scope and quality of services to be provided to the Fund under the Agreements will be at least equivalent to the scope and quality of services provided under the current Sub-Advisory Agreement among the Fund, the Advisor and Old Chartwell (the "Current Sub-Advisory Agreement").

On January 8, 2014, the Board was informed that Old Chartwell and TriState Capital Holdings, Inc. ("TriState") had entered into an asset purchase agreement, pursuant to which TriState, through its wholly-owned subsidiary, New Chartwell, would acquire substantially all of the assets of Old Chartwell (the "Transaction"). The Board also was informed that the consummation of the Transaction, which was expected to occur during the first quarter of 2014, would constitute a "change of control" of Old Chartwell and result in the "assignment" and termination of the Current Sub-Advisory Agreement pursuant to its terms and the requirements of the 1940 Act. On January 8, 2014, counsel to the Independent Trustees provided Chartwell with a request for information regarding the Transaction and the services to be provided under the Agreements. In anticipation of the consummation of the Transaction, the Board held special in-person meetings on January 22, 2014 and February 20, 2014, to consider the information provided by Chartwell and to consider the approval of the Agreements.

To reach its determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In connection with its deliberations regarding the Agreements, the Board noted the Advisor's representation that apart from the change in the corporate structure of the contracting Chartwell party, their effective and termination dates and any provisions of the Interim Sub-Advisory Agreement required by Rule 15a-4 under the 1940 Act, the Agreements were the same in all material respects as the Current Sub-Advisory Agreement. The Board considered that the information provided by Chartwell and TriState in response to the Independent Trustees' request for information included a discussion of the services provided by Chartwell to the Fund (including the relevant personnel responsible for these services); the sub-advisory fees charged by Chartwell to the Fund; the nature of expenses incurred by Chartwell in providing services to the Fund and the potential for economies of scale, if any; financial data on Chartwell and TriState; and any fall out benefits to Chartwell. In addition, Chartwell's CEO, Tim Riddle, Doug Kugler, a portfolio manager of the Fund, and Jim Getz, Chairman, President and CEO of TriState, were present at the January 22, 2014 Board meeting and discussed the Transaction and the Agreements with the Board.

The Independent Trustees met separately with their independent legal counsel at both the January 22, 2014 and February 20, 2014 Board meetings to discuss the Agreements and the information provided by Chartwell and TriState.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2014 (UNAUDITED)


In reviewing the Agreements, the Board considered the nature, quality and extent of services to be provided by Chartwell under the Agreements. The Board considered the background and experience of Chartwell's portfolio management team, noting that it had previously been informed of the retirement of Bernard Shaffer effective December 31, 2013, and that the Transaction was not expected to result in any other changes to the portfolio management team. The Board also considered the representations of Chartwell that there will be no diminution of services provided under the Agreements. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Fund by New Chartwell under the Agreements are expected to be satisfactory.

The Board considered the sub-advisory fee rates to be paid under the Agreements, noting that they would be the same as the fee rate paid under the Current Sub-Advisory Agreement, and that fees payable to New Chartwell under the Interim Sub-Advisory Agreement would be held in escrow until shareholder approval of the New Sub-Advisory Agreement. The Board, including a majority of the Independent Trustees, determined that apart from the provisions of the Interim Sub-Advisory Agreement required by Rule 15a-4 under the 1940 Act, the differences between the Current Sub-Advisory Agreement and the Agreements were immaterial. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and Old Chartwell, an unaffiliated third-party. The Board concluded that the sub-advisory fee rate was reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by New Chartwell under the Agreements.

The Board noted that Chartwell did not identify any economies of scale realized in connection with providing services to the Fund. The Board also noted that the Transaction would recapitalize Chartwell and was expected to position Chartwell for future growth. The Board also considered fall-out benefits realized by Chartwell from its relationship with the Fund, noting Chartwell's representation that no changes were anticipated in its soft-dollar policy.

Based on all of the information considered and the conclusions reached, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Enhanced Equity Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") at a meeting held on June 8-9, 2014. The Board of Trustees determined that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor (including the relevant personnel responsible for these services and their experience); the advisory fees for the Fund as compared to fees charged to other clients of the Advisor and as compared to fees charged by investment advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall out benefits to the Advisor; and information on the Advisor's compliance programs. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Fund and the Advisor is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund.

In reviewing the Agreement, the Board considered the nature, extent and quality of services provided by the Advisor under the Agreement. The Board noted that Chartwell Investment Partners, Inc. (the "Sub-Advisor") currently was serving as the Fund's Sub-Advisor pursuant to an interim investment sub-advisory agreement approved by the Board at a special meeting held on February 20, 2014, in conjunction with a change of control of the Sub-Advisor's predecessor. At that meeting, the Board also approved a new investment sub-advisory agreement with the Sub-Advisor which had been submitted to Fund shareholders for their approval, and the Board noted that therefore, only the Agreement with the Advisor was considered for continuation at the June 8-9, 2014 meeting. The Board considered the Advisor's statements regarding the incremental benefits associated with the Fund's advisor/Sub-Advisor management structure. The Board

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2014 (UNAUDITED)


considered that the Advisor is responsible for the overall management and administration of the Fund and reviewed the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor (and its predecessor). The Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory.

The Board considered the advisory fees paid under the Agreement. The Board considered the advisory fees charged by the Advisor to similar funds and other non fund clients, noting that the Advisor does not provide advisory services to other funds with investment objectives and policies similar to the Fund's, but does provide services to certain separately managed accounts that may have investment objectives and policies similar to the Fund's. The Board noted that the Advisor charges a lower advisory fee rate to the separately managed accounts, as well as the Advisor's statement that the nature of the services provided to the separately managed accounts is not comparable to those provided to the Fund. The Board noted that the sub advisory fee is paid by the Advisor from its advisory fee. In addition, the Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the advisory fees and expense ratios of the Fund as compared to the advisory fees and expense ratios of an expense peer group selected by Lipper and similar data from the Advisor for a separate peer group selected by the Advisor. The Board noted that the Lipper and Advisor peer groups included only two overlapping peer funds. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) the Fund is unique in its composition, which makes assembling peers with similar strategies and asset mix difficult; and (ii) many of the peer funds are larger than the Fund, which causes the Fund's fixed expenses to be higher on a percentage basis as compared to the larger peer funds. The Board took these limitations into account in considering the peer data. In reviewing the peer data, the Board noted that the Fund's contractual advisory fee was above the median of the Lipper peer group.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance and portfolio risk on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing the Fund's performance to a performance peer universe selected by Lipper and to two benchmarks. In reviewing the Fund's performance as compared to the performance of the Lipper performance peer universe, the Board took into account the limitations described above with respect to creating a relevant peer group for the Fund. The Board also considered the Fund's dividend yield as of March 31, 2014. In addition, the Board compared the Fund's premium/discount over the past eight quarters to the average and median premium/discount of the Advisor peer group over the same period and considered factors that may impact a fund's premium/discount.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory fees were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board determined that due to the Fund's closed end structure, the potential for realization of economies of scale as Fund assets grow was not a material factor to be considered. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the twelve months ended December 31, 2013, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's estimated profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered fall out benefits described by the Advisor that may be realized from its relationship with the Fund, including the Advisor's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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


                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Chartwell Investment Partners, Inc.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS INFORMATION PROVIDED AS OF SEPTEMBER 3, 2014

(a)   Not applicable.

(b) Bernard P. Schaffer, Senior Portfolio Manager, is no longer involved as a portfolio manager for the registrant. Mr. Schaffer retired on December 31, 2013. There have been no other changes since the filing of the last annual report.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        First Trust Enhanced Equity Income Fund
               --------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2014
     -------------------

* Print the name and title of each signing officer under his or her signature.